Law Offices of

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, Pennsylvania 19103-7098

(215) 564-8000

December 22, 2009

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Dimensional Investment Group Inc.

File Nos. 033-33980 and 811-6067

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of Dimensional Investment Group Inc. (the “Registrant”). The Registration Statement is being filed to register shares of common stock, with par value of one cent ($0.01) per share, of the U.S. Large Company Institutional Index Portfolio (the “Acquiring Fund”), a series of the Registrant, that will be issued to the shareholders of the U.S. Large Company Portfolio (the “Target Fund”), a series of DFA Investment Dimensions Group Inc., in connection with the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of common stock, with par value of one cent ($0.01) per share, of the Acquiring Fund, pursuant to an Agreement and Plan of Reorganization.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (i) theProspectus of the Acquiring Fund, dated February 28, 2009, as supplemented to date; (ii) the Statement of Additional Information of the Acquiring Fund, dated February 28, 2009, as supplemented to date; (iii) the Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended October 31, 2008; (iv) the Semi-Annual Report to Shareholders of the Acquiring Fund for the six-month period ended April 30, 2009; (v) the Annual Report to Shareholders of the Target Fund for the fiscal year ended October 31, 2008; and (vi) the Semi-Annual Report to Shareholders of the Target Fund for the six-month period ended April 30, 2009.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on January 21, 2010.

No filing fee is due because the Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

If you have any questions or comments regarding the Registration Statement, please call me at (215) 564-8027 or, in my absence, Cory O. Hippler, at (215) 564-8089.

Very truly yours,

/s/ Mark A. Sheehan Mark A. Sheehan